Operating Leases - Summary of Operating Lease Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating cash flows from operating lease	$ (1,874)	$ (653)	$ (2,669)	$ (2,577)
ROU assets obtained in exchange for operating lease obligations			$ 10,153	$ 513
Remeasurement of ROU and lease liabilities due to changes in the timing of receipt of lease incentives	$ 239	$ 0